Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Non-Current Assets [Abstract]
Long-term rental deposits	¥ 68,415,741	¥ 82,270,359